Alger Capital Appreciation Institutional Fund Average Annual Total Returns - Class Z2 Shares [Member]		12 Months Ended	60 Months Ended	111 Months Ended	113 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	19.29%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.43%	14.92%
Class Z-2
Prospectus [Line Items]
Average Annual Return, Percent		32.44%	16.42%	19.80%
Performance Inception Date	Oct. 14, 2016
Class Z-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.17%	13.89%	17.11%
Class Z-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.35%	12.49%	15.79%